Net income (loss) per unit - Narrative (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	21,663,037	21,365,213
Bio Ventus LLC | Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share			6,590	6,590	6,590